CONTINGENT FUNDING LIABILITIES (Details Narrative) - USD ($)	Sep. 30, 2022	Sep. 14, 2022	Jun. 27, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contingent funding liability	$ 542,143
Receivables agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contingent funding liability	$ 542,143	$ 275,000	$ 550,000
Receivables net current		396,000	792,000
One-time origination fee		$ 15,000	$ 27,500
Interest rate	36.00%